Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	$ 348.6	$ 352.4
Transportation commitments	90.0	107.7
Total contractual commitments	438.6	460.1
Sublease income	44.8	50.6
1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	35.3	30.2
Transportation commitments	16.3	17.8
Total contractual commitments	51.6	48.0
2 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	64.5	53.1
Transportation commitments	24.8	29.6
Total contractual commitments	89.3	82.7
4 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	54.3	52.1
Transportation commitments	22.7	22.9
Total contractual commitments	77.0	75.0
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	194.5	217.0
Transportation commitments	26.2	37.4
Total contractual commitments	$ 220.7	$ 254.4